Income Taxes - Reconciliations of the income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Loss before income tax	¥ (325,580)	$ (49,898)	¥ (193,083)	¥ (254,639)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (81,395)	$ (12,475)	¥ (48,271)	¥ (63,660)
Additional deduction of research and development expenses	(4,941)	(757)	(1,202)
Effect of different tax rates in different jurisdictions	48,200	7,388	12,303	31,006
Preferential rate				1,137
Statutory income/(expense)	3,546	543	(3,569)	(1,547)
Non-deductible expenses	156	24	4,595	1,138
Current and deferred tax rate differences				(1,313)
Change in valuation allowance	36,892	5,654	36,609	33,239
Income tax expenses	¥ 2,458	$ 377	¥ 465	¥ 0